Securities Available for Sale, Unrealized Loss Position, by Credit Rating (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	$ (1,054)	$ (3,169)
Fair value	235,199	222,613
Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(1,005)	(3,106)
Fair value	232,414	219,196
US Treasury and Government [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	(11)
Fair value	7,146	6,968
US States and Political Subdivisions [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(444)	(883)
Fair value	38,676	32,593
Mortgage Backed Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(321)	(1,352)
Fair value	133,184	132,740
Federal agencies [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(4)	(10)
Fair value	97,285	96,754
Residential [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(49)	(414)
Fair value	15,931	17,836
Commercial [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(268)	(928)
Fair value	19,968	18,150
Corporate debt securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(69)	(286)
Fair value	21,333	18,404
Collateralized debt obligations [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(95)	(349)
Fair value	13,188	8,599
Other Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(76)	(225)
Fair value	18,887	19,892
Equity Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(49)	(63)
Fair value	2,785	3,417
Perpetual preferred securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(40)	(54)
Fair value	2,176	2,527
Investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(573)	(1,859)
Fair value	18,139	45,405
Investment Grade [Member] | Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(533)	(1,806)
Fair value	17,485	44,572
Investment Grade [Member] | US Treasury and Government [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	(11)
Fair value	0	5,473
Investment Grade [Member] | US States and Political Subdivisions [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(378)	(781)
Fair value	6,839	12,093
Investment Grade [Member] | Mortgage Backed Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(38)	(478)
Fair value	4,435	11,795
Investment Grade [Member] | Federal agencies [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(4)	(10)
Fair value	2,247	3,019
Investment Grade [Member] | Residential [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(3)	(39)
Fair value	78	2,503
Investment Grade [Member] | Commercial [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(31)	(429)
Fair value	2,110	6,273
Investment Grade [Member] | Corporate debt securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(19)	(165)
Fair value	1,112	7,156
Investment Grade [Member] | Collateralized debt obligations [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(49)	(185)
Fair value	2,065	4,597
Investment Grade [Member] | Other Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(49)	(186)
Fair value	3,034	3,458
Investment Grade [Member] | Perpetual preferred securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(40)	(53)
Fair value	654	833
Non-investment Grade [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(472)	(1,301)
Fair value	3,981	8,147
Non-investment Grade [Member] | Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(472)	(1,300)
Fair value	3,981	8,134
Non-investment Grade [Member] | US Treasury and Government [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	0
Fair value	0	0
Non-investment Grade [Member] | US States and Political Subdivisions [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(66)	(102)
Fair value	532	756
Non-investment Grade [Member] | Mortgage Backed Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(283)	(874)
Fair value	2,692	5,591
Non-investment Grade [Member] | Federal agencies [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	0
Fair value	0	0
Non-investment Grade [Member] | Residential [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(46)	(375)
Fair value	1,747	4,717
Non-investment Grade [Member] | Commercial [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(237)	(499)
Fair value	945	874
Non-investment Grade [Member] | Corporate debt securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(50)	(121)
Fair value	410	1,118
Non-investment Grade [Member] | Collateralized debt obligations [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(46)	(164)
Fair value	218	284
Non-investment Grade [Member] | Other Debt Securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	(27)	(39)
Fair value	129	385
Non-investment Grade [Member] | Perpetual preferred securities [Member]
Securities Available for Sale in an Unrealized Loss Position by Investment Grade [Abstract]
Gross unrealized losses	0	(1)
Fair value	$ 0	$ 13